Summary of Significant Accounting Policies (Details Textual)	6 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017 HKD ($)
Accounting Policies [Line Items]
Subordinated Borrowing, Interest Rate	4.58%	4.90%	8.11%
Cash, FDIC Insured Amount	$ 250,000			$ 500,000
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	52 years
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	50 years